Property, Equipment and Software, Net - Schedule of Property, Equipment and Software, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Property Plant And Equipment [Line Items]
Total property, equipment and software, gross	¥ 1,339,401		¥ 992,069
Accumulated depreciation and amortization	(444,355)		(378,959)
Total property, equipment and software, net	895,046	$ 127,990	613,110
Computers and Equipment
Property Plant And Equipment [Line Items]
Total property, equipment and software, gross	362,674		317,923
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Total property, equipment and software, gross	18,093		17,156
Leasehold Improvement
Property Plant And Equipment [Line Items]
Total property, equipment and software, gross	75,212		68,961
Construction In Progress
Property Plant And Equipment [Line Items]
Total property, equipment and software, gross	773,287		480,112
Software
Property Plant And Equipment [Line Items]
Total property, equipment and software, gross	¥ 110,135		¥ 107,917